3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Lease Liability (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Lease Liability, Current	$ 921,068	$ 58,979
Lease Liability, Non-Current	3,279,270	152,365
Lease Liability, Total	$ 4,200,338	$ 211,344